Cover	Sep. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2024
Entity File Number	000-53002
Entity Registrant Name	RAPHAEL PHARMACEUTICAL INC.
Entity Central Index Key	0001415397
Entity Tax Identification Number	26-0204284
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4 Lui Paster
Entity Address, City or Town	Tel Aviv-Jaffa
Entity Address, Country	IL
Entity Address, Postal Zip Code	6803605
City Area Code	972
Local Phone Number	74 710 7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Emerging Growth Company	false